SUPPLEMENT DATED OCTOBER 26, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION FOR
PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE
PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE
AND
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II
DATED MAY 1, 2009

This supplement updates information in the Statement of Additional Information dated May 1, 2009 (the
“SAI”), for the variable life insurance policies referenced above, each of which is issued by Principal Life
Insurance Company through its Principal Life Insurance Company Variable Life Separate Account. This
supplement should be read in its entirety and kept together with your SAI for future reference. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus or SAI.

ADDITION OF NEW SEPARATE ACCOUNT DIVISIONS

Effective on or about November 21, 2009, the following additional divisions will be available for Principal
Benefit Variable Universal Life, Principal Benefit Variable Universal Life II, Principal Executive Variable
Universal Life, and Principal Executive Variable Universal Life II:

·	Franklin U.S. Government Division
·	PIMCO High Yield Division
·	PIMCO Real Return Division
·	PIMCO Short-Term Division
·	PIMCO Total Return Division

The following information is added to the table in the PERFORMANCE DATA section which begins on page 5 of the Principal Benefit Variable Universal Life SAI, page 5 of the Principal Benefit Variable
Universal Life II SAI, page 5 of the Principal Executive Variable Universal Life SAI, and page 5 of the
Principal Executive Variable Universal Life II SAI:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Franklin U.S. Government	January 6, 1999	7.59	4.80		5.32
PIMCO High Yield	April 30, 1998	-23.51	-0.30	2.25	2.28
PIMCO Real Return	September 30, 1999	-7.03	2.87		6.85
PIMCO Short-Term	September 30, 1999	-0.31	2.44		3.40
PIMCO Total Return	December 31, 1997	4.80	4.92	5.63	5.90

Additionally, the Statements of Additional Information for each of the underlying mutual funds are added to the SAI.